MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2011
MAJOR CUSTOMERS
23.	MAJOR CUSTOMERS

A small number of customers have historically accounted for a substantial portion of our net revenue. In 2009, 2010 and 2011, our top three customers collectively accounted for approximately 34.2%, 30.4% and 37.6%, respectively, of our net revenues.

The following table summarizes net revenues from customers that accounted for 10% or more of the Group’s net revenues.

	Net revenues Year ended December 31,
	2009	2010	2011
A	N/A	N/A	14.9%
B	N/A	N/A	11.8%
C	N/A	N/A	10.9%
D	N/A	11.4%	N/A
E	N/A	10.9%	N/A
F	14.1%	N/A	N/A
G	10.1%	N/A	N/A
H	10.0%	N/A	N/A

	34.2%	22.3%	37.6%

The following table summarizes accounts receivable from customers that accounted for 10% or more of the Group’s accounts receivable:

	Accounts receivable As of December 31,
	2010	2011
I	34.5%	42.2%
J	N/A	23.7%
K	12.7%	N/A
L	10.6%	N/A

	57.8%	65.9%